Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
OPERATING
Loss from continuing operations before income taxes	$ (298,233)	$ (126,440)
Loss from discontinued operations before income taxes	(11,349)	(132,004)
Loss from discontinued operations before income taxes	(302,189)	(258,444)
Items not affecting cash
Amortization and depreciation	41,242	29,861
Impairment of goodwill, intangible assets and other	92,401
Share-based compensation expense	12,250	5,916
Financing charges, non-cash portion	20,435	18,223
Gain on sale of subsidiaries, net	(45,138)
Unrealized loss in fair value of derivative instruments and other	213,417	87,459
Net change in working capital balances	43,994	18,514
Adjustment for discontinued operations, net	(34,814)	66,411
Income taxes paid	(461)	(12,435)
Cash inflow (outflow) from operating activities	41,137	(44,495)
INVESTING
Purchase of property and equipment	(2,159)	(5,159)
Purchase of intangible assets	(14,382)	(38,383)
Payments for acquired business	(12,013)	(4,281)
Proceeds from disposition of subsidiaries	7,672
Cash outflow from investing activities	(20,882)	(47,823)
FINANCING
Dividends paid	(26,172)	(87,959)
Repayment of long-term debt	(25,257)	(173,366)
Issuance of long-term debt	17,163	253,242
Leased asset payments	(5,802)
Debt issuance costs	180	(18,132)
Credit facilities withdrawal	34,812	79,462
Issuance of preferred shares		10,447
Preferred shares issuance costs		(352)
Share swap payout		(10,000)
Cash inflow (outflow) from financing activities	(5,076)	53,342
Effect of foreign currency translation on cash balances	1,026	3
Net cash inflow (outflow)	16,205	(38,973)
Cash and cash equivalents, beginning of year	9,888	48,861
Cash and cash equivalents, end of year	26,093	9,888
Supplemental cash flow information:
Interest paid	$ 78,749	$ 52,836